VESSELS AND EQUIPMENT UNDER FINANCE LEASE, NET (Tables)	12 Months Ended
Dec. 31, 2020
Leases, Capital [Abstract]
Schedule of Book Value of Leased Assets
Movements in the three years ended December 31, 2020 are summarized as follows:

(in thousands of $)	Cost	Accumulated Depreciation	Net Carrying Value
Balance at December 31, 2017	358,995	(107,297)	251,698
Lease termination	(218,494)	83,601
Depreciation	—	(26,129)
Balance at December 31, 2018	140,501	(49,825)	90,676
Additions	343,564
Depreciation	—	(15,850)
Balance at December 31, 2019	484,065	(65,675)	418,390
Additions	53	—
Lease termination	(40,412)	20,682
Trafigura asset acquisition	(339,818)	6,267
Depreciation	—	(11,644)
Balance at December 31, 2020	103,888	(50,370)	53,518

Schedule of Finance Lease Maturities	The outstanding obligations under finance leases as of December 31, 2020 are payable as follows:

(in thousands of $)
2021	11,705
2022	10,946
2023	11,705
2024	10,978
2025	11,705
Thereafter	13,347
Minimum lease payments	70,386
Less: imputed interest	(14,109)
Present value of obligations under finance leases	56,277

The outstanding obligations under finance leases as of December 31, 2019 are payable as follows:

(in thousands of $)
2020	291,964
2021	17,557
2022	16,419
2023	17,557
2024	16,468
Thereafter	25,920
Minimum lease payments	385,885
Less: imputed interest	(25,975)
Present value of obligations under finance leases	359,910

Vessels Under Terminated Finance Leases
The following table sets forth certain details of vessel lease terminations in the years ended December 31, 2018 and December 31, 2020. There were no lease terminations in the year ended December 31, 2019:

(in thousands of $)
Vessel	Year	Termination agreed	Termination date	Termination (payment)/ receipt	Gain/ (loss) on termination

Front Hakata	2020	February 2020	February 2020	3,183	7,409
Vessels terminated in 2020				3,183	7,409

Front Circassia	2018	February 2018	February 2018	(8,891)	(5,811)
Front Page	2018	June 2018	July 2018	(3,375)	2,638
Front Stratus	2018	June 2018	August 2018	(3,375)	2,144
Front Serenade	2018	June 2018	September 2018	(3,375)	2,426
Front Ariake	2018	October 2018	October 2018	(3,375)	3,523
Front Falcon	2018	November 2018	December 2018	—	5,404
Vessels terminated in 2018				(22,391)	10,324